Share-Based Payments - Summary of PSU Activity (Details) - Performance Share Unit (PSU)	12 Months Ended
	Mar. 31, 2024 Year shares	Mar. 31, 2023 Year shares	Mar. 31, 2022 Year	Jun. 14, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	2,156,527	855,383	332,263
Performance Share Units | shares	1,349,752	528,120		528,120
Number of share options forfeited in share-based payment arrangement	(48,608)	(5,000)